Schedule of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Net operating losses	$ 4,930,055	$ 3,409,822
Stock-based compensation expense	3,220,799	2,096,968
Capitalized research and development costs	2,199,126	2,668,412
Start up costs	620,016	644,460
Capitalized licensing costs	735,485	745,555
Derivative liabilities	6,388	55,138
Deferred debt discounts
Capitalized patents	235,065	143,867
Warrants	239,307	228,297
Contributions carryforward	2,840	2,709
Deferred rent	4,176	4,830
Deferred tax assets	12,193,257	10,000,058
Valuation Allowance	(12,180,021)	(9,935,937)
Deferred tax assets, total	13,236	64,121
Deferred debt discount	(6,388)	(55,138)
Fixed assets	(6,848)	(8,983)
Deferred tax liabilities	(13,236)	(64,121)
Deferred tax assets, net
Larkspur Health Acquisition Corp [Member]
Net operating losses	33,255
Start up costs	16,151
Deferred tax assets	49,406
Valuation Allowance	(49,406)
Deferred tax assets, total